COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

The Company leases its corporate office located at 8565 S. Eastern Ave. #150, Las Vegas, Nevada. The initial lease term is for 12 months commencing on September 8, 2019 after which the term is on a month-to-month basis. After the initial term, the Company may cancel the lease agreement at any time by providing 30 days written notice. The Company has elected the short-term lease practical expedient of 12 months and has not recorded a lease.

NOTE 9 – COMMITMENTS AND CONTINGENCIES

The Company leases its corporate office located at 8565 S. Eastern Ave. #150, Las Vegas, Nevada. The initial lease term is for 12 months commencing on September 8, 2019 after which the term is on a month-to-month basis. After the initial term, the Company may cancel the lease agreement at any time by providing 30 days written notice. The Company has elected the short-term lease practical expedient of 12 months and has not recorded a lease.